Exhibit 99.1

Item 4 and Item 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
Grant Thornton LLP 700 Milam Street, Suite 300 Houston, TX 77002-2848 T 832.476.3600 F 713.655.8741 GrantThornton.com linkd.in/GrantThorntonUS twitter.com/GrantThorntonUS

Board of Directors and Management
First Investors Financial Services, Inc.
5757 Woodway Dr. Suite 400
Houston, TX 77057

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC  28202

Credit Suisse Securities (USA), LLC
Eleven Madison Ave.
New York, NY  10010

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of First Investors Financial Services, Inc. (the “Seller”), Wells Fargo Securities, LLC and Credit Suisse Securities (USA), LLC (collectively, the “specified parties”), in their evaluation of certain information with respect to attributes of certain loans (the “Loans”) related to the First Investors Auto Owner Trust 2019-1 Offering Memorandum (the “Offering Memorandum”).  The Seller’s management is responsible for the loan information described above related to the Offering Memorandum.  The sufficiency of these procedures is solely the responsibility of the parties specified in this report.  Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.
We performed the procedures enumerated below with respect to the testing performed in Item 2.  The procedures we performed and our findings are as follows:
1.	Obtained from the Seller an electronic file of information for the Loans which the Seller represents is as of the close of business on February 28, 2019 (the “February Data Tape”).

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

Board of Directors and Management of
First Investors Financial Services, Inc.
Wells Fargo Securities, LLC
Credit Suisse Securities (USA) LLC

2.
The 200 automobile receivables noted in Exhibit A were selected by us from the February Data Tape.  We compared the following information to the related Loan Agreement or recalculated the information from the Loan Agreement noting no exceptions:

•	Loan number
•	Original amount financed
•	First payment date (scheduled)
•	Original term to maturity
•	Monthly payment
•	Interest rate
•	Vehicle type (new/used)
•	State (borrower)

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the Loans relating to First Investors Auto Owner Trust 2019-1 Offering Memorandum (the “Offering Memorandum”).  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
Our agreed-upon procedures engagement was not conducted for the purpose of the following:
•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
•	Addressing the value of collateral securing any such assets being securitized
•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•	Forming any conclusion

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

Board of Directors and Management of
First Investors Financial Services, Inc.
Wells Fargo Securities, LLC
Credit Suisse Securities (USA) LLC

•	Any other terms or requirements of the transaction that do not appear in this report.
This report is intended solely for the information and use of the specified parties.  It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

Houston, Texas
March 20, 2019

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

1	2/28/2019	5294327	[Redacted]
2	2/28/2019	6555668	[Redacted]
3	2/28/2019	6550313	[Redacted]
4	2/28/2019	6537070	[Redacted]
5	2/28/2019	6536684	[Redacted]
6	2/28/2019	6542419	[Redacted]
7	2/28/2019	6517098	[Redacted]
8	2/28/2019	6521363	[Redacted]
9	2/28/2019	6545784	[Redacted]
10	2/28/2019	5422241	[Redacted]
11	2/28/2019	6507461	[Redacted]
12	2/28/2019	6474050	[Redacted]
13	2/28/2019	8336000	[Redacted]
14	2/28/2019	6527295	[Redacted]
15	2/28/2019	6547632	[Redacted]
16	2/28/2019	6546527	[Redacted]
17	2/28/2019	8802894	[Redacted]
18	2/28/2019	6548879	[Redacted]
19	2/28/2019	6414007	[Redacted]
20	2/28/2019	6523351	[Redacted]
21	2/28/2019	8972341	[Redacted]
22	2/28/2019	6527931	[Redacted]
23	2/28/2019	8278368	[Redacted]
24	2/28/2019	6507156	[Redacted]
25	2/28/2019	8012569	[Redacted]
26	2/28/2019	6554505	[Redacted]
27	2/28/2019	6546717	[Redacted]
28	2/28/2019	6445159	[Redacted]
29	2/28/2019	6549844	[Redacted]
30	2/28/2019	6547939	[Redacted]
31	2/28/2019	6511513	[Redacted]
32	2/28/2019	6542906	[Redacted]
33	2/28/2019	6509632	[Redacted]
34	2/28/2019	6542286	[Redacted]
35	2/28/2019	8518342	[Redacted]
36	2/28/2019	6549745	[Redacted]
37	2/28/2019	6553978	[Redacted]
38	2/28/2019	6550347	[Redacted]
39	2/28/2019	6551105	[Redacted]
40	2/28/2019	6534788	[Redacted]
41	2/28/2019	6556419	[Redacted]
42	2/28/2019	6533962	[Redacted]
43	2/28/2019	6535884	[Redacted]
44	2/28/2019	8998635	[Redacted]
45	2/28/2019	8223489	[Redacted]
46	2/28/2019	6554976	[Redacted]
47	2/28/2019	6552715	[Redacted]
48	2/28/2019	6511620	[Redacted]
49	2/28/2019	6530372	[Redacted]
50	2/28/2019	6518583	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

51	2/28/2019	8312811	[Redacted]
52	2/28/2019	6558373	[Redacted]
53	2/28/2019	6549240	[Redacted]
54	2/28/2019	8739815	[Redacted]
55	2/28/2019	5042437	[Redacted]
56	2/28/2019	8124232	[Redacted]
57	2/28/2019	6119044	[Redacted]
58	2/28/2019	8681694	[Redacted]
59	2/28/2019	6537302	[Redacted]
60	2/28/2019	6271035	[Redacted]
61	2/28/2019	6520225	[Redacted]
62	2/28/2019	6549877	[Redacted]
63	2/28/2019	6531222	[Redacted]
64	2/28/2019	6546568	[Redacted]
65	2/28/2019	8108565	[Redacted]
66	2/28/2019	8238594	[Redacted]
67	2/28/2019	6536320	[Redacted]
68	2/28/2019	6546683	[Redacted]
69	2/28/2019	6561021	[Redacted]
70	2/28/2019	6559363	[Redacted]
71	2/28/2019	5112685	[Redacted]
72	2/28/2019	6535504	[Redacted]
73	2/28/2019	8755159	[Redacted]
74	2/28/2019	6521959	[Redacted]
75	2/28/2019	6537500	[Redacted]
76	2/28/2019	6542492	[Redacted]
77	2/28/2019	6553333	[Redacted]
78	2/28/2019	6554497	[Redacted]
79	2/28/2019	8864803	[Redacted]
80	2/28/2019	6547749	[Redacted]
81	2/28/2019	6541502	[Redacted]
82	2/28/2019	8555203	[Redacted]
83	2/28/2019	5125778	[Redacted]
84	2/28/2019	6555239	[Redacted]
85	2/28/2019	6548697	[Redacted]
86	2/28/2019	8685430	[Redacted]
87	2/28/2019	6528491	[Redacted]
88	2/28/2019	6549687	[Redacted]
89	2/28/2019	6545750	[Redacted]
90	2/28/2019	6549497	[Redacted]
91	2/28/2019	8949455	[Redacted]
92	2/28/2019	5404132	[Redacted]
93	2/28/2019	6507347	[Redacted]
94	2/28/2019	6556393	[Redacted]
95	2/28/2019	8570962	[Redacted]
96	2/28/2019	8181067	[Redacted]
97	2/28/2019	6551907	[Redacted]
98	2/28/2019	6548812	[Redacted]
99	2/28/2019	6457279	[Redacted]
100	2/28/2019	8693301	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

101	2/28/2019	6547384	[Redacted]
102	2/28/2019	8981029	[Redacted]
103	2/28/2019	6541494	[Redacted]
104	2/28/2019	6540132	[Redacted]
105	2/28/2019	6553697	[Redacted]
106	2/28/2019	6448641	[Redacted]
107	2/28/2019	6545909	[Redacted]
108	2/28/2019	6517007	[Redacted]
109	2/28/2019	6528715	[Redacted]
110	2/28/2019	6515381	[Redacted]
111	2/28/2019	6314744	[Redacted]
112	2/28/2019	6555361	[Redacted]
113	2/28/2019	6517940	[Redacted]
114	2/28/2019	6561757	[Redacted]
115	2/28/2019	6551303	[Redacted]
116	2/28/2019	6556914	[Redacted]
117	2/28/2019	6541189	[Redacted]
118	2/28/2019	6535140	[Redacted]
119	2/28/2019	5362348	[Redacted]
120	2/28/2019	6542823	[Redacted]
121	2/28/2019	6561328	[Redacted]
122	2/28/2019	6561708	[Redacted]
123	2/28/2019	6524656	[Redacted]
124	2/28/2019	6549521	[Redacted]
125	2/28/2019	8975336	[Redacted]
126	2/28/2019	6533194	[Redacted]
127	2/28/2019	6533830	[Redacted]
128	2/28/2019	6551360	[Redacted]
129	2/28/2019	6510002	[Redacted]
130	2/28/2019	6559041	[Redacted]
131	2/28/2019	6544266	[Redacted]
132	2/28/2019	6554919	[Redacted]
133	2/28/2019	6547491	[Redacted]
134	2/28/2019	6551089	[Redacted]
135	2/28/2019	8725509	[Redacted]
136	2/28/2019	6559280	[Redacted]
137	2/28/2019	6557706	[Redacted]
138	2/28/2019	6522163	[Redacted]
139	2/28/2019	6554018	[Redacted]
140	2/28/2019	6558159	[Redacted]
141	2/28/2019	6549117	[Redacted]
142	2/28/2019	8510653	[Redacted]
143	2/28/2019	8073926	[Redacted]
144	2/28/2019	6512420	[Redacted]
145	2/28/2019	6553325	[Redacted]
146	2/28/2019	6523179	[Redacted]
147	2/28/2019	6516751	[Redacted]
148	2/28/2019	6514681	[Redacted]
149	2/28/2019	6528210	[Redacted]
150	2/28/2019	6553358	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

151	2/28/2019	6547699	[Redacted]
152	2/28/2019	6552566	[Redacted]
153	2/28/2019	8313033	[Redacted]
154	2/28/2019	6552277	[Redacted]
155	2/28/2019	8835472	[Redacted]
156	2/28/2019	5964192	[Redacted]
157	2/28/2019	8832388	[Redacted]
158	2/28/2019	8716433	[Redacted]
159	2/28/2019	6519763	[Redacted]
160	2/28/2019	8290520	[Redacted]
161	2/28/2019	5367156	[Redacted]
162	2/28/2019	8300998	[Redacted]
163	2/28/2019	6516165	[Redacted]
164	2/28/2019	6509988	[Redacted]
165	2/28/2019	6548549	[Redacted]
166	2/28/2019	8940116	[Redacted]
167	2/28/2019	6513303	[Redacted]
168	2/28/2019	6535389	[Redacted]
169	2/28/2019	6529978	[Redacted]
170	2/28/2019	6562045	[Redacted]
171	2/28/2019	6509186	[Redacted]
172	2/28/2019	6543896	[Redacted]
173	2/28/2019	6546725	[Redacted]
174	2/28/2019	6541809	[Redacted]
175	2/28/2019	8366627	[Redacted]
176	2/28/2019	6546634	[Redacted]
177	2/28/2019	6511539	[Redacted]
178	2/28/2019	8398612	[Redacted]
179	2/28/2019	6537385	[Redacted]
180	2/28/2019	8539587	[Redacted]
181	2/28/2019	8535973	[Redacted]
182	2/28/2019	6537484	[Redacted]
183	2/28/2019	6535009	[Redacted]
184	2/28/2019	5422746	[Redacted]
185	2/28/2019	6519078	[Redacted]
186	2/28/2019	6552582	[Redacted]
187	2/28/2019	6546246	[Redacted]
188	2/28/2019	6559009	[Redacted]
189	2/28/2019	6560437	[Redacted]
190	2/28/2019	6554935	[Redacted]
191	2/28/2019	8994857	[Redacted]
192	2/28/2019	6531586	[Redacted]
193	2/28/2019	6535611	[Redacted]
194	2/28/2019	6546790	[Redacted]
195	2/28/2019	6560320	[Redacted]
196	2/28/2019	6561195	[Redacted]
197	2/28/2019	8842726	[Redacted]
198	2/28/2019	8371213	[Redacted]
199	2/28/2019	6142285	[Redacted]
200	2/28/2019	6549125	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.